Stock Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Weighted-Average Assumptions
The weighted-average assumptions for the six months ended July 31 are noted in the following table:

	Six Months Ended July 31,
	2021	2020
Expected volatility	55.00%	55.00%
Expected dividend yield	0.00%	0.00%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.14%	0.23%

The weighted-average assumptions for the years ended January 31 are noted in the following table:

	2021	2020
Expected volatility	55.0%	50.0%
Expected dividend yield	0.0%	0.0%
Expected option term (in years)	2.0	2.0
Risk-free interest rate	0.23%	2.27%

Summary of the Status of Stock Options Under the Stock Incentive Plan
Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value of Outstanding Options Term
			(Years)	(Years)
Outstanding at February 1, 2021	2,680	$0.43	5.9	5,573
Granted	—	—	—	—
Exercised	(699)	$0.42	5.4	4,689
Forfeited or expired	(141)	$0.47	5.8	—

Outstanding at July 31, 2021	1,840	$0.43	5.4	12,348

Exercisable at July 31, 2021	1,786	$0.43	5.4	11,992

Presented below is a summary of the status of the stock options under the Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Intrinsic Value of Outstanding Options
Outstanding at February 1, 2019	5,173	$0.44	6.8	$4,431
Granted	—	—	—
Exercised	(448)	$0.41	6.4	$397
Forfeited or expired	(301)	$0.52	6.9

Outstanding at January 31, 2020	4,424	$0.44	6.9	$4,088

Exercisable at January 31, 2020	3,240	$0.41	6.7	$3,069

Outstanding at February 1, 2020	4,424	$0.44	5.9	$4,088
Granted	—	—	—
Exercised	(495)	$0.42	5.2	$468
Forfeited or expired	(1,249)	$0.46	6.1

Outstanding at January 31, 2021	2,680	$0.43	5.9	$5,573

Exercisable at January 31, 2021	2,450	$0.42	5.8	$5,116

Summary of the Status of Outstanding RSU's	Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

		Weighted
	Number	Average
	of	Grant Date
	Shares	Fair Value
Non-vested at February 1, 2021	11,930	$1.48
Granted	2,679	3.87
Vested	(2,115)	1.63
Forfeited or expired	(390)	2.77

Non-vested at July 31, 2021	12,104	$1.95

Presented below is a summary of the status of outstanding RSUs, including showing the vesting status other than the liquidity event condition:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at February 1, 2019	1,956	$1.29
Granted	17,159	1.33
Vested	(1,117)	1.33
Forfeited or expired	(314)	1.32

Non-vested at January 31, 2020	17,684	$1.32

Non-vested at February 1, 2020	17,684	$1.32
Granted	2,492	2.51
Vested	(6,252)	1.38
Forfeited or expired	(1,994)	1.68

Non-vested at January 31, 2021	11,930	$1.48